Income Taxes - Schedule of Reconciliation from Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before tax	¥ 302,571	¥ 366,235	¥ (60,754)
Income tax expense (benefit) at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	92,526	111,995	(18,579)
Non-deductible expenses for tax purposes	7,359	25,371	26,074
Changes in unrecognized deferred tax assets and deferred tax liabilities	(8,831)	(137,032)	(126,071)
Tax credits	(32,948)	(25,673)	(35,100)
Differences in applicable tax rates of overseas subsidiaries	24,496	(258)	71,526
Changes in tax effects of undistributed profit of overseas subsidiaries	(20,359)	5,694	5,456
Effect of changes in applicable tax rates and tax law	(39,661)	(5,073)	(94,969)
Tax contingencies	58,540	(13,164)	17,124
Non-deductible impairment of goodwill	0	0	5,529
Changes in fair value of contingent consideration	(1,288)	746	(1,201)
Effect of prior year items	(4,762)	(10,689)	(3,520)
Entity reorganizations/Divestments	2,041	36,117	55,747
Other	(4,708)	2,030	(7,060)
Total	72,405	¥ (9,936)	(105,044)
Enhanced prior year credit claims
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits			¥ (10,389)
Restructuration, state tax change
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of changes in applicable tax rates and tax law	(39,106)
AbbVie break fee case with IRA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax contingencies	¥ 65,942